LIQUIDITY (Details) - USD ($) $ in Thousands				1 Months Ended		9 Months Ended		12 Months Ended
	May 17, 2022	Feb. 12, 2021	Jan. 11, 2021	Feb. 28, 2021	Jan. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Accumulated deficit						$ 27,343		$ 21,902	$ 12,599
Proceeds from convertible notes			$ 350		$ 350	0	$ 350	350	$ 0
Net proceeds from sale of stock	$ 3,900
Cash, cash equivalents, and marketable securities						$ 5,151		$ 7,510
IPO
Class of Stock [Line Items]
Net proceeds from sale of stock		$ 15,500		$ 15,500